Allianz Life Insurance Company of New York
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR
July 19, 2016
Re:      Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C (SEC File No. 811-05716)
Rule 485(b) Amendment to Registration Statement No.	( '33 Act) Post-Effective Amendment No.	('40 Act) Amendment No.
333-171428	27	233

Dear Sir/Madam:
Enclosed for filing please find the Post-Effective Amendment No. 27 to the Form N-4 Registration Statement for the above-referenced Registrant filed pursuant to Rule 485(a). The purpose of this filing is to remove the Investment Protector benefit and the requirement that Contracts with the No Withdrawal Charge Option also include an Additional Required Benefit, and to incorporate Investment Option changes.
For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Additional required exhibits will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments does not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert the staff's review or acceleration of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of New York

By:   /s/ Stewart D. Gregg
            Stewart D. Gregg